Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.4%		Shares	Value
Chemicals-Specialty - 2.2%
Ecolab, Inc.		330	$90,374

Diagnostic Kits - 1.7%
IDEXX Laboratories, Inc. (a)		105	67,084

Electronic Measuring Instruments - 4.8%
Badger Meter, Inc.		440	78,575
Itron, Inc. (a)		920	114,595
			193,170

Engineering-Research & Development Services - 1.5%
Fluor Corp. (a)		1,430	60,160

Machinery-Electrical - 1.3%
Franklin Electric Co., Inc.		555	52,836

Machinery-General Industrial - 0.9%
IDEX Corp.		230	37,435

Machinery-Pumps - 5.8%
Flowserve Corp.		1,495	79,444
Watts Water Technologies, Inc. - Class A		295	82,388
Xylem, Inc.		500	73,750
			235,582

Oil Companies - Exploration & Production - 19.1%
ConocoPhillips		1,100	104,049
Diamondback Energy, Inc.		850	121,635
EOG Resources, Inc.		970	108,757
EQT Corp.		3,705	201,663
Expand Energy Corp.		1,425	151,392
Occidental Petroleum Corp.		1,905	90,011
			777,507

Oil Companies - Integrated - 8.6%
Exxon Mobil Corp.		1,810	204,077
Suncor Energy, Inc.		3,465	144,872
			348,949

Oil-Field Services - 23.5%
Calfrac Well Services Ltd. (a)		11,935	29,679
CES Energy Solutions Corp.		24,705	166,724
Enerflex Ltd.		8,325	89,743
Liberty Energy, Inc.		3,465	42,758
Schlumberger NV		2,115	72,692
Secure Waste Infrastructure Corp. (a)		8,705	124,000
STEP Energy Services Ltd. (a)(b)		16,600	64,305
TETRA Technologies, Inc. (a)		13,600	78,200
Trican Well Service Ltd.		22,415	99,397
WaterBridge Infrastructure LLC - Class A (a)		7,500	189,150
			956,648

Oil-US Royalty Trusts - 14.5%
Permian Basin Royalty Trust (c)		7,760	141,620
PrairieSky Royalty Ltd.		6,955	129,063
Sabine Royalty Trust		493	39,174
San Juan Basin Royalty Trust (a)		10,983	66,337
Texas Pacific Land Corp.		230	214,737
			590,931

Pipelines - 10.2%
Cheniere Energy, Inc.		785	184,460
Williams Cos., Inc.		3,655	231,544
			416,004

Water Treatment Systems - 5.3%
Energy Recovery, Inc. (a)		2,440	37,625
Pentair PLC		945	104,668
Veralto Corp.		666	71,002
			213,295
TOTAL COMMON STOCKS (Cost $3,240,160)			4,039,975

TOTAL INVESTMENTS - 99.4% (Cost $3,240,160)			4,039,975
Money Market Deposit Account - 3.9% (d)(e)			160,107
Liabilities in Excess of Other Assets - (3.3)%			(136,674)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$4,063,408

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $64,305 or 1.6% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $137,368.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025, was 3.99%.

(e)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025, is $139,250 which represented 3.4% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Horizon Kinetics Energy and Remediation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,039,975	$–	$–	$4,039,975
Total Investments	$4,039,975	$–	$–	$4,039,975

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

United States	$3,087,524	76.0%
Canada	718,719	17.7
Ireland	104,668	2.6
Curacao	72,693	1.8
Other Assets in Excess of Other Liabilities	79,804	1.9
	$4,063,408	100.0%